Subordinated Liabilities - Summary of Dated Subordinated Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
5% Subordinated Notes 2023 [member]
Disclosure of subordinated liabilities [line items]
Interest rate	5.00%	5.00%
Notional amount	$ 1,500	$ 1,500
4.75% Subordinated Notes 2025 [member]
Disclosure of subordinated liabilities [line items]
Interest rate	4.75%	4.75%
Notional amount	$ 1,000	$ 1,000
7.95% Subordinated Notes 2029 [member]
Disclosure of subordinated liabilities [line items]
Interest rate	7.95%	7.95%
Notional amount	$ 1,000	$ 1,000
6.50% Subordinated Notes 2030 [member]
Disclosure of subordinated liabilities [line items]
Interest rate	6.50%	6.50%
5.875% Subordinated Notes 2031 [member]
Disclosure of subordinated liabilities [line items]
Interest rate	5.875%	5.875%
5.625% Subordinated Notes 2045 [member]
Disclosure of subordinated liabilities [line items]
Interest rate	5.625%	5.625%
Notional amount	$ 500	$ 500